Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Cost or fair value [Member]
Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment [Line Items]
Plant and equipment	$ 364,856	$ 354,808	$ 348,178
Furniture, fittings and equipment	35,042	35,042	35,042
Right-of-use assets	229,031	115,977	115,977
Total	628,929	505,827	499,197
Accumulated depreciation [Member]
Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment [Line Items]
Plant and equipment	(345,343)	(340,812)	(336,051)
Furniture, fittings and equipment	(34,905)	(34,768)	(34,491)
Right-of-use assets	(21,945)	(96,506)	(57,882)
Total	(402,193)	(472,086)	(428,424)
Net book amount [Member]
Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment [Line Items]
Plant and equipment	19,513	13,996	12,127
Furniture, fittings and equipment	137	274	551
Right-of-use assets	207,086	19,471	58,095
Total	226,736	33,741	$ 70,773
Opening net book amount [Member]
Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment [Line Items]
Plant and equipment	13,996	12,127
Furniture, fittings and equipment	274	551
Right-of-use assets	19,471	58,095
Total	33,741	70,773
Additions [Member]
Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment [Line Items]
Plant and equipment	10,048	6,630
Furniture, fittings and equipment
Right-of-use assets
Total	10,048	6,630
Depreciation charge [Member]
Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment [Line Items]
Plant and equipment	(4,531)	(4,761)
Furniture, fittings and equipment	(137)	(277)
Right-of-use assets	(21,945)	(38,624)
Total	(26,613)	(43,662)
Closing net book amount [Member]
Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment [Line Items]
Plant and equipment	19,513	13,996
Furniture, fittings and equipment	137	274
Right-of-use assets	207,086	19,471
Total	226,736	$ 33,741
Adoption of AASB 16 [Member]
Non-financial assets and liabilities (Details) - Schedule of property, plant and equipment [Line Items]
Plant and equipment
Furniture, fittings and equipment
Right-of-use assets	209,560
Total	$ 209,560